Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Pension Expense For Qualified And Nonqualified U.S. Defined Benefit Plans [Table Text Block]
Net periodic pension expense for qualified and nonqualified U.S. and non-U.S. defined benefit plans comprised the following:

	2016		2015		2014
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$158	$4	$161	$6	$145	$5
Interest cost	580	9	597	10	600	13
Expected return on plan assets	(815)	(10)	(783)	(11)	(762)	(14)
Actuarial loss / (gain)	400	1	428	1	374	—
Amortization of prior service cost	41	—	43	—	30	—
Curtailment loss / (gain)	—	—	—	—	—	(4)
Settlement loss	445	—	15	—	—	—
Net periodic pension expense (a)	$809	$4	$461	$6	$387	$—

(a) Excludes $1 million in curtailments in 2014 related to the pension freeze remeasurement that were recorded in restructuring and other charges.

Pension Allocations By Type Of Fund And Target Allocations [Table Text Block]
International Paper’s U.S. pension allocations by type of fund at December 31, and target allocations were as follows:

Asset Class	2016	2015	Target Allocations
Equity accounts	51%	48%	43% - 54%
Fixed income accounts	27%	33%	25% - 35%
Real estate accounts	10%	10%	7% - 13%
Other	12%	9%	8% - 17%
Total	100%	100%

Schedule of Allocation of Plan Assets [Table Text Block]

Fair Value Measurement at December 31, 2015
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$2,150	$1,382	$768	$—
Equities – international	2,563	1,818	745	—
Corporate bonds	1,286	—	1,286	—
Government securities	518	—	518	—
Mortgage backed securities	217	—	217	—
Other fixed income	275	—	265	10
Commodities	118	—	118	—
Hedge funds	—	—	—	—
Private equity	—	—	—	—
Real estate	—	—	—	—
Derivatives	(19)	—	1	(20)
Cash and cash equivalents	975	975	—	—
Other investments: (a)
Hedge funds	894
Private equity	492
Real estate	1,094
Risk parity funds	360
Total Investments	$10,923	$4,175	$3,918	$(10)

(a) In accordance with accounting guidance ASU 2015-07, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables for these investments are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the reconciliation of changes in the plan's benefit obligations and fair value of plan assets above.
The fair values of International Paper’s pension plan assets at December 31, 2016 and 2015 by asset class are shown below. Plan assets included an immaterial amount of International Paper common stock at December 31, 2016 and 2015. Hedge funds disclosed in the following table are allocated equally between equity and fixed income accounts for target allocation purposes.

Fair Value Measurement at December 31, 2016
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$2,208	$1,380	$828	$—
Equities – international	2,575	1,806	769	—
Corporate bonds	1,018	—	1,018	—
Government securities	870	—	870	—
Mortgage backed securities	41	—	40	1
Other fixed income	245	—	234	11
Commodities	324	—	324	—
Hedge funds	—	—	—	—
Private equity	—	—	—	—
Real estate	—	—	—	—
Derivatives	(71)	—	—	(71)
Cash and cash equivalents	322	322	—	—
Other investments: (a)
Hedge funds	891
Private equity	472
Real estate	1,015
Risk parity funds	402
Total Investments	$10,312	$3,508	$4,083	$(59)

Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Table Text Block]

Other Investments at December 31, 2015
Investment	Fair Value	Unfunded Commitments	Redemption Frequency	Remediation Notice Period
Hedge funds	$894	$—	Daily to annually	1 - 100 days
Private equity	492	102	None	None
Real estate	1,094	59	Quarterly	45 - 60 days
Risk parity funds	360	—	Monthly	5 - 15 days
Total	$2,840	$161
he following investments are measured at NAV and are not classified in the fair value hierarchy. Some of the investments have redemption limitations, restrictions, and notice requirements which are further explained below.

Other Investments at December 31, 2016
Investment	Fair Value	Unfunded Commitments	Redemption Frequency	Remediation Notice Period
Hedge funds	$891	$—	Daily to annually	1 - 100 days
Private equity	472	226	None	None
Real estate	1,015	224	Quarterly	45 - 60 days
Risk parity funds	402	—	Monthly	5 - 15 days
Total	$2,780	$450

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Table Text Block]
The following is a reconciliation of the assets that are classified using significant unobservable inputs (Level 3) at December 31, 2016.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

In millions	Mortgage backed securities	Other fixed income	Derivatives	Total
Beginning balance at December 31, 2015	$—	$10	$(20)	$(10)
Actual return on plan assets:
Relating to assets still held at the reporting date	—	1	(66)	(65)
Relating to assets sold during the period	—	—	(24)	(24)
Purchases, sales and settlements	1	—	39	40
Transfers in and/or out of Level 3	—	—	—	—
Ending balance at December 31, 2016	$1	$11	$(71)	$(59)

Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]

	2016		2015
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Change in projected benefit obligation:
Benefit obligation, January 1	$14,438	$204	$14,741	$233
Service cost	158	4	161	6
Interest cost	580	9	597	10
Settlements	(1,222)	(2)	(43)	(12)
Actuarial loss (gain)	495	35	(254)	(1)
Acquisitions	1	—	—	—
Plan amendments	—	(1)	—	—
Benefits paid	(767)	(9)	(764)	(7)
Effect of foreign currency exchange rate movements	—	(21)	—	(25)
Benefit obligation, December 31	$13,683	$219	$14,438	$204
Change in plan assets:
Fair value of plan assets, January 1	$10,923	$155	$10,918	$180
Actual return on plan assets	607	17	(1)	4
Company contributions	771	8	813	9
Benefits paid	(767)	(9)	(764)	(7)
Settlements	(1,222)	(2)	(43)	(12)
Effect of foreign currency exchange rate movements	—	(16)	—	(19)
Fair value of plan assets, December 31	$10,312	$153	$10,923	$155
Funded status, December 31	$(3,371)	$(66)	$(3,515)	$(49)
Amounts recognized in the consolidated balance sheet:
Non-current asset	$—	$6	$—	$7
Current liability	(40)	(3)	(22)	(2)
Non-current liability	(3,331)	(69)	(3,493)	(54)
	$(3,371)	$(66)	$(3,515)	$(49)

Schedule Of Amounts In Accumulated Other Comprehensive Income [Table Text Block]

Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Prior service cost	$125	$—	$166	$—
Net actuarial loss	4,757	61	4,899	42
	$4,882	$61	$5,065	$42

Pension Benefit Adjustments Recognized In Other Comprehensive (Loss) Income [Table Text Block]
The components of the $183 million and $19 million change related to U.S. plans and non-U.S. plans, respectively, in the amounts recognized in OCI during 2016 consisted of:

In millions	U.S. Plans	Non- U.S. Plans
Current year actuarial (gain) loss	$703	$27
Amortization of actuarial loss	(400)	(1)
Current year prior service cost	—	(1)
Amortization of prior service cost	(41)	—
Settlements	(445)	—
Effect of foreign currency exchange rate movements	—	(6)
	$(183)	$19

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table summarizes information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2016 and 2015:

	2016		2015
In millions	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Projected benefit obligation	$13,683	$190	$14,438	$182
Accumulated benefit obligation	13,535	177	14,282	168
Fair value of plan assets	10,312	118	10,923	126

Schedule of Assumptions Used [Table Text Block]
ajor actuarial assumptions used in determining the benefit obligations and net periodic pension cost for our defined benefit plans are presented in the following table:

	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Actuarial assumptions used to determine benefit obligations as of December 31:
Discount rate	4.10%	3.88%	4.40%	4.64%	4.10%	4.72%
Rate of compensation increase	3.75%	4.20%	3.75%	4.12%	3.75%	4.03%
Actuarial assumptions used to determine net periodic pension cost for years ended December 31:
Discount rate (a)	4.05%	4.72%	4.10%	4.72%	4.65%	5.07%
Expected long-term rate of return on plan assets (b)	7.75%	6.55%	7.75%	6.64%	7.75%	7.53%
Rate of compensation increase	3.75%	4.03%	3.75%	4.03%	3.75%	4.13%

(a) Represents the weighted average rate for the U.S. qualified plans in 2016 and 2014 due to the remeasurement in the second, third and fourth quarters of 2016 and the first quarter of 2014.

(b)	Represents the expected rate of return for International Paper's qualified pension plan for 2014. The weighted average rate for the Temple-Inland Retirement Plan was 7.00% for 2014

Effect Of A 25 Basis Point Decrease On Net Pension Expense [Table Text Block]
The following illustrates the effect on pension expense for 2017 of a 25 basis point decrease in the above assumptions:

In millions	2017
Expense/(Income):
Discount rate	$33
Expected long-term rate of return on plan assets	26
Rate of compensation increase	(1)

Projected Future Pension Benefit Payments, Excluding Any Termination Benefits [Table Text Block]	At December 31, 2016, projected future pension benefit payments, excluding any termination benefits, were as follows:

In millions
2017	$800
2018	788
2019	796
2020	804
2021	812
2022 – 2026	4,137